SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ordinary shares reflected in the condensed consolidated balance sheets (Details) - USD ($)	3 Months Ended					9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Proceeds from issuance of redeemable convertible preferred stock (net of issuance costs of $0 and $330, respectively)							$ 48,815,000		$ 48,815,000	$ 49,158,000
Plus :Accretion of carrying value to redemption value						$ 139,237,000	$ 6,568,000		11,372,000	$ (10,400,000)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Proceeds from issuance of redeemable convertible preferred stock (net of issuance costs of $0 and $330, respectively)								$ 276,000,000
Proceeds allocated to Public Warrants								(11,454,000)	(11,454,000)
Ordinary shares issuance costs								(15,179,927)	(15,179,714)
Plus :Accretion of carrying value to redemption value	$ (17,922)	$ (41,715)	$ 54,865	$ 54,192	$ 26,721,566			26,667,374
Class A common stock subject to possible redemption, 25,000,000 shares at redemption value	$ 276,028,675			$ 276,033,447		$ 276,028,675		$ 276,033,447	$ 276,033,447